Dearborn Partners Rising Dividend Fund
Schedule of Investments
May 31, 2026 (Unaudited)
COMMON STOCKS - 97.7%	Shares	Value
Biotechnology - 1.8%
AbbVie, Inc.	43,353	$ 9,438,815
Capital Markets - 5.9%
CME Group, Inc.	38,340	10,487,524
Nasdaq, Inc.	125,376	11,599,787
S&P Global, Inc.	19,656	8,334,144
		30,421,455
Chemicals - 6.6%
Corteva, Inc.	190,152	14,885,099
Ecolab, Inc.	36,271	9,285,376
Sherwin-Williams Co.	33,987	10,326,610
		34,497,085
Commercial Services & Supplies - 3.9%
Cintas Corp.	51,809	8,872,809
Republic Services, Inc.	56,120	11,248,693
		20,121,502
Communications Equipment - 2.2%
Motorola Solutions, Inc.	28,021	11,300,309
Consumer Staples Distribution & Retail - 7.8%
Casey's General Stores, Inc.	24,042	18,443,580
Costco Wholesale Corp.	12,521	11,974,083
Walmart, Inc.	86,552	10,018,394
		40,436,057
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	192,778	9,216,716
Electric Utilities - 1.0%
Alliant Energy Corp.	72,204	5,170,528
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp. - Class A	72,233	10,745,381
Financial Services - 3.5%
Jack Henry & Associates, Inc.	43,715	5,959,229
Mastercard, Inc. - Class A	24,498	12,101,522
		18,060,751
Food Products - 2.1%
McCormick & Co., Inc.	98,938	4,686,693
Mondelez International, Inc. - Class A	101,403	6,202,822
		10,889,515
Gas Utilities - 3.1%
Atmos Energy Corp.	96,248	16,278,424
Health Care Equipment & Supplies - 3.7%
STERIS PLC	43,295	9,210,145
Stryker Corp.	33,344	10,172,921
		19,383,066
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	24,772	6,916,342

Household Products - 1.8%
Procter & Gamble Co.	66,073	9,485,440
Insurance - 1.9%
Arthur J Gallagher & Co.	49,836	10,022,518
IT Services - 1.4%
Accenture PLC - Class A	37,349	6,986,877
Machinery - 2.8%
Illinois Tool Works, Inc.	23,042	5,697,826
Snap-on, Inc.	23,029	8,548,595
		14,246,421
Multi-Utilities - 1.8%
WEC Energy Group, Inc.	84,456	9,378,839
Oil, Gas & Consumable Fuels - 3.7%
EOG Resources, Inc.	47,136	6,287,000
Exxon Mobil Corp.	89,875	13,055,242
		19,342,242
Professional Services - 7.0%
Automatic Data Processing, Inc.	49,408	10,960,671
Broadridge Financial Solutions, Inc.	36,507	5,611,856
Thomson Reuters Corp.	76,867	6,649,764
Verisk Analytics, Inc.	75,017	13,127,225
		36,349,516
Semiconductors & Semiconductor Equipment - 9.4%
Broadcom, Inc.	12,200	5,450,594
NVIDIA Corp.	47,500	10,029,150
QUALCOMM, Inc.	71,815	18,027,001
Texas Instruments, Inc.	50,444	15,419,722
		48,926,467
Software - 6.3%
Intuit, Inc.	16,906	5,604,846
Microsoft Corp.	60,680	27,320,563
		32,925,409
Specialty Retail - 0.8%
Home Depot, Inc.	13,115	4,159,291
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	131,409	41,007,493
Trading Companies & Distributors - 3.4%
Fastenal Co.	166,784	7,371,853
Watsco, Inc.	28,458	10,446,932
		17,818,785
Water Utilities - 0.9%
American Water Works Co., Inc.	36,575	4,508,600
Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc.	50,182	9,410,631
TOTAL COMMON STOCKS (Cost $322,357,764)		507,444,475

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Specialized REITs - 2.0%

Equinix, Inc.	9,937	10,613,113
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,003,685)		10,613,113
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.3%	Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.49% (a)	1,679,140	1,679,140
TOTAL MONEY MARKET FUNDS (Cost $1,679,140)		1,679,140
TOTAL INVESTMENTS - 100.0% (Cost $332,040,589)		519,736,728
Liabilities in Excess of Other Assets - (0.0)% (b)		(191,315)
TOTAL NET ASSETS - 100.0%	$ 519,545,413
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial
Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Dearborn Partners Rising Dividend Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 507,444,475	$ –	$ –	$ 507,444,475
Real Estate Investment Trusts	10,613,113	–	–	10,613,113
Money Market Funds	1,679,140	–	–	1,679,140
Total Investments	$ 519,736,728	$ –	$ –	$ 519,736,728

Refer to the Schedule of Investments for further disaggregation of investment categories.